SEGMENTED DISCLOSURE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Schedule of revenue by geographic segmentation	The following tables present certain information with respect to geographic segmentation:

Revenue
Years ended December 31,	2022		2021
Canada	$75,934	17%	$65,542	17%
United States	251,746	55%	203,273	51%
Austria	59,523	13%	64,994	17%
Germany	31,823	7%	27,075	7%
Netherlands	34,945	8%	27,540	7%
Other Europe	1,608	—%	5,064	1%
	$455,579	100%	$393,488	100%

Schedule of investment properties by geographic segmentation

Investment Properties
As at December 31,	2022		2021
Canada	$1,918,822	22%	$1,712,946	21%
United States	4,757,867	54%	4,229,477	53%
Austria	759,977	8%	773,772	10%
Germany	588,804	7%	465,478	6%
Netherlands	814,101	9%	789,485	10%
	$8,839,571	100%	$7,971,158	100%